Leases - supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Cash payments for operating leases	¥ 8,849	¥ 10,003
Right-of-use assets obtained in exchange for lease obligations	¥ 9,231